Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 27, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	May 10, 2019	Mar. 05, 2019	Jan. 29, 2019
Related Party Transactions (Textual)
Revenues from related parties			$ 0	$ 49,667	$ 1,019
Accounts payable, related party									$ 600
Common stock to settle this debt		66,402
Interest expense			67	237
Payment in default due							$ 550
Paid in trust account								$ 60,000
Purchases from related parties			$ 0	$ 59,217	$ 0
Common stock, par value			$ 0.001	$ 0.001		$ 0.001
Next Cala, Inc. [Member]
Related Party Transactions (Textual)
Due from related parties				$ 8
Rubelite- C [Member]
Related Party Transactions (Textual)
Due from related parties				2,989
Asiya Communications S.A. de C.V. [Member]
Related Party Transactions (Textual)
Accounts payable, related party
Due from related parties				39
Next Communications Inc [Member]
Related Party Transactions (Textual)
Accounts payable, related party
Voting Rights [Member]
Related Party Transactions (Textual)
Outstanding accounts receivable				$ 3,006
Employment Contracts [Member]
Related Party Transactions (Textual)
Bonus received	$ 250
Common stock, par value	$ 0.001
Employment Contracts [Member] | Michael De Prado [Member]
Related Party Transactions (Textual)
Employment agreements term, description	(a) a base salary of $265 per annum which will increase by a minimum $15 or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with the exercise price valued based on the Company's stock price at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) an $8,000 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.
Granted stock	88,000
Employment Contracts [Member] | Arik Maimon [Member]
Related Party Transactions (Textual)
Employment agreements term, description	(a) a base salary of $295per annum which will increase by a minimum $15or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with share price valued at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) An $10 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.
Granted stock	110,000
Minimum [Member]
Related Party Transactions (Textual)
Exercise options to purchase percentage	4.00%
Maximum [Member]
Related Party Transactions (Textual)
Exercise options to purchase percentage	5.00%